Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,025,000
Previously Paid Amount	0.00
Total Fee Amount	417.75
Total Offset Amount	0.00
Net Fee	417.75
Narrative - Max Aggregate Offering Price	$ 3,025,000
Final Prospectus	true